Summary Of Significant Accounting Policies (Schedule Of Changes In Asset Retirement Obligations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
ARO liability at December 31	$ 1,586	$ 1,593
Revision in estimated cash flows	10	(23)
Accretion	100	93
Liabilities settled	(87)	(77)
ARO liability at December 31	$ 1,609	$ 1,586